15. Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

In May 2011, the Company received a short term unsecured loan facility of up to $1.7 million from SynBio, an affiliate of the Company, of which $157,952 and $395,000 was outstanding as of March 31, 2016, and December 31, 2015, respectively. In connection with the APA, the Company made a series of payments during the first quarter of 2016 totaling $237,048 to creditors of Kevelt. Pursuant to the APA such payments are considered direct offsets to the loan with SynBio. No payments were made during the three months ended March 31, 2015. The loan had an interest rate of 8.04% per annum as of the date of grant, with interest payable upon repayment of the loan, which was to be seven months after the closing date of the loan. During 2012, the loan matured and it was agreed by both parties that the loan can be called due with full repayment of the outstanding principal including accrued interest upon future agreement by both parties. It was also agreed as of July 1, 2012 that no further interest on the outstanding loan balance would be accrued. The loan is recorded in “Loans due to related parties” within current liabilities.

The Company has entered into various research, development, license and supply agreements with Baxalta, SynBio, Serum Institute and Pharmsynthez. Baxalta is a related party of the Company, with a share ownership of approximately 8.0% and 8.9% as of March 31, 2016 and 2015, respectively. SynBio is an affiliate of the Company, with a share ownership of approximately 36.3% and 40.3% as of March 31, 2016 and 2015, respectively. Serum Institute is a related party of the Company, with a share ownership of approximately 8.5% and 9.4% as of March 31, 2016 and 2015, respectively. Pharmsynthez is a related party of SynBio, which is an affiliate of the Company. In addition, two of the Company’s directors hold leadership positions at SynBio and Pharmsynthez.

In May 2011, the Company received a short term unsecured loan facility of up to $1.7 million from SynBio, an affiliate of the Company, of which $395,000 was outstanding as of December 31, 2015 and 2014, respectively. A payment of $286,124 on the outstanding loan was made to SynBio during the year ended December 31, 2014. No payments were made during the year ended December 31, 2015. The loan had an interest rate of 8.04% per annum as of the date of grant, with interest payable upon repayment of the loan, which was to be seven months after the closing date of the loan. During 2012, the loan matured and it was agreed by both parties that the loan can be called due with full repayment of the outstanding principal including accrued interest upon future agreement by both parties. It was also agreed as of July 1, 2012 that no further interest on the outstanding loan balance would be accrued. The loan is recorded in “Loans due to related parties” within current liabilities as of December 31, 2015 and 2014. The loan does not bear interest at the prevailing market rate for instruments with similar characteristics.

During the years ended December 31, 2015 and 2014, the Company received research and consulting services from a non-employee director of the Company. The total amount of services received was $72,594 and $74,582 for the years ended December 31, 2015 and 2014, respectively, with $17,791 and zero included in accounts payable on the consolidated balance sheet as of December 31, 2015 and 2014, respectively.

During the years ended December 31, 2015 and 2014, the Company also received consulting services from a firm owned by a non-employee director of the Company. The total amount of services received was $4,000 and $133,381 for the years ended December 31, 2015 and 2014, respectively, with zero and $51,708 included in accounts payable on the consolidated balance sheet as of December 31, 2015 and 2014, respectively.

Please refer to Note 4, Significant Strategic Drug Development Collaborations, and Note 11, Stockholder’s Equity, for details on arrangements with collaboration partners and non-employee directors that are also related parties.